Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2023
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

Note 4 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers consisted of the following:

	December 31,	December 31,
	2023	2022
Advances to suppliers	99,908,946	13,139,128
Provision for impairment	(28,605,502)	-
	$71,303,444	$13,139,128

For the year ended December 31, 2023, 2022 and 2021, the Company recorded provision of $28,605,502, nil and nil for the advances to suppliers.